Velocity Commercial Capital Loan Trust 2024-2

Exhibit 99.16

Field	Loans w/ Discrepancy	Total Times Compared	% Variance	# of Loans
# of Units	0	471	0.00%	471
Amortization Term	13	471	2.76%	471
Amortization Type	0	471	0.00%	471
Appraised Value	0	471	0.00%	471
Borrower Full Name	0	471	0.00%	471
City	0	471	0.00%	471
Contract Sales Price	0	471	0.00%	471
DCR UW VCC	0	471	0.00%	471
First Interest Rate Change Date	0	471	0.00%	471
First Payment Change Date	0	471	0.00%	471
Index Type	0	471	0.00%	471
Interest Only	0	471	0.00%	471
Interest Rate Change Frequency	0	471	0.00%	471
Interest Rate Initial Cap	0	471	0.00%	471
Interest Rate Initial Maximum	0	471	0.00%	471
Interest Rate Initial Minimum	0	471	0.00%	471
Interest Rate Life Cap	0	471	0.00%	471
Interest Rate Life Max	0	471	0.00%	471
Interest Rate Life Min	0	471	0.00%	471
Interest Rate Periodic Cap	0	471	0.00%	471
Investment Property Type	0	471	0.00%	471
Lien Position	0	471	0.00%	471
LTV Valuation Value	0	471	0.00%	471
Margin	0	471	0.00%	471
Maturity Date	0	471	0.00%	471
Mod	0	471	0.00%	471
Next Interest Rate Change Date	0	471	0.00%	471
Note Date	0	471	0.00%	471
Occupancy	0	471	0.00%	471
Original Interest Rate	0	471	0.00%	471
Original Loan Amount	0	471	0.00%	471
Original LTV	0	471	0.00%	471
Original P&I	0	471	0.00%	471
Original Term	0	471	0.00%	471
Prepayment Penalty Period (months)	0	471	0.00%	471
Prepayment Terms	0	471	0.00%	471
Purpose	0	471	0.00%	471
Refi Purpose	0	471	0.00%	471
Representative FICO	0	471	0.00%	471
State	0	471	0.00%	471
Street	0	471	0.00%	471
Zip	0	471	0.00%	471